GOING-CONCERN CONSIDERATIONS	12 Months Ended
Dec. 31, 2012
GOING CONCERN CONSIDERATION [Abstract]
GOING-CONCERN CONSIDERATIONS
NOTE U—GOING CONCERN CONSIDERATIONS

As of December 31, 2012, there are several significant adverse aspects of Capitol's consolidated financial position and results of operations which include, but are not limited to, the following:

•	The Corporation has filed for protection under Chapter 11;
•	An equity deficiency approximating $144.1 million;
•	Regulatory capital classification on a consolidated basis as less than "adequately-capitalized" and related negative amounts and ratios;
•	Numerous banking subsidiaries with regulatory capital classification as "undercapitalized" or "significantly-undercapitalized";
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Certain banking subsidiaries which are generally subject to formal enforcement actions and informal regulatory agreements have received "prompt corrective action" notifications and/or directives from the FDIC, which require timely action by bank management and the respective boards of directors to resolve regulatory capital ratios which result in classification as less than "adequately-capitalized" (the basis of a PCAN) or to submit an acceptable capital restoration plan to the FDIC (the basis of a PCAD), and it is likely additional PCANs and/or PCADs may be issued in the future and/or the banking subsidiaries may be unable to satisfactorily resolve such notices and/or directives;

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Capitol has sold several of its banking subsidiaries during the past few years and has other divestiture transactions pending (see Note M).  The proceeds from those divestitures have been redeployed at certain remaining banking subsidiaries which have experienced a significant erosion of capital due to operating losses.  While such proceeds have been a significant source of funds for redeployment, the Corporation will need to raise significant other sources of new capital in the future;

•
The Corporation and substantially all of its banking subsidiaries are operating under various regulatory enforcement actions which place a number of restrictions on them and impose other requirements limiting activities, requiring preservation of capital, improvement in regulatory capital measures, reduction of nonperforming assets and other things for which the entities have not achieved full compliance;

•	Elevated levels of nonperforming loans and other nonperforming assets as a percentage of consolidated loans and total assets, respectively; and
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Losses from continuing operations, resulting primarily from elevated provisions for loan losses, costs associated with foreclosed properties and other real estate owned and, in 2010, an impairment charge to operations for the write-off of previously-recorded goodwill ($64.5 million, including $8.7 million from discontinued operations).

The foregoing considerations raise some level of doubt (potentially substantial doubt) as to the Corporation's ability to continue as a going concern.  Such substantial doubt is discussed in the Report of Independent Registered Public Accounting Firm set forth on page F-54.

Capitol has commenced several initiatives and other actions to mitigate these going concern considerations and to improve the Corporation's financial condition, equity, regulatory capital and regulatory compliance.  In early 2011, a partial exchange of trust-preferred securities was completed and the Corporation's stockholders approved an amendment to the articles of incorporation to increase its authorized common stock and authorize its board of directors to proceed with a rights offering and reverse stock split, in addition to a potential share-exchange regarding second-tier bank-development subsidiaries.

Improvement in Capitol's and its banking subsidiaries' capitalization, financial position, asset quality and results of operations requires multi-faceted efforts, which are currently being considered in the following areas, among others:

•	Raising significant amounts of new equity capital pursuant to the Chapter 11 Plan of Reorganization;
•	Completion of a proposed financial restructuring plan;
•	Completion of pending divestitures;
•	Further reductions in nonperforming assets;
•	Stabilization of provisions for loan losses and impairment losses; and
•	Further reductions in operating expenses as a result of potential divestitures or mergers of bank subsidiaries and continued streamlining of corporate operations.

Capitol's ability to continue as a going concern is contingent on the successful achievement of the items listed above.  Capitol's board of directors and management are fully engaged and committed to successful completion of those items, with a clear sense of urgency, subject to the availability of capital and continued cooperation by regulatory agencies.